Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–157.28%(a)
Alabama–1.72%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,390	$ 5,147,496
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	515	534,528
Series 2016, RB	5.75%	06/01/2045	25	26,187
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,530	2,259,287
Series 2016 A, RB(b)	5.00%	09/01/2046	2,400	3,543,979
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	948,862
				12,460,339
Arizona–4.18%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB(d)(e)	5.00%	02/01/2022	2,050	2,066,178
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,207,179
Arizona (State of) Industrial Development Authority; Series 2020 A, RB(c)	5.00%	12/15/2050	385	439,276
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	400	418,199
Series 2019 A, RB	5.00%	01/01/2037	1,000	1,042,212
Series 2019 B, RB	5.13%	01/01/2054	80	75,752
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(c)	5.00%	07/01/2037	675	689,803
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,320,505
Series 2017, Ref. RB	5.00%	11/15/2045	835	889,025
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	810,274
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	634,552
Mesa (City of), AZ; Series 2013, RB(b)(d)(e)	5.00%	07/01/2022	7,600	7,809,160
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	450	512,768
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,780	2,839,635
Phoenix Civic Improvement Corp.;
Series 2020, RB(b)	5.00%	07/01/2049	2,850	3,521,527
Series 2020-XM0924, RB(b)	5.00%	07/01/2044	1,890	2,426,800
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	358,441
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,174,555
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	765	1,073,691
				30,309,532
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	1,063,983
California–23.91%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,570	2,792,265
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	5,770	4,396,720
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(d)(e)(h)	5.00%	04/01/2056	2,280	2,798,803
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	1,390	1,341,098
Series 2009, GO Bonds(g)	0.00%	08/01/2031	2,680	2,332,585
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2039	250	297,030
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,115	845,312
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 100	$ 121,075
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,590	318,701
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,305	4,376,097
Series 2012, GO Bonds	5.00%	09/01/2036	2,460	2,546,569
Series 2012, Ref. GO Bonds(d)(e)	5.00%	02/01/2022	2,600	2,620,606
Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,985	2,487,914
Series 2020-XM0909, GO Bonds(b)	3.00%	11/01/2050	2,225	2,392,625
Series 2020-XX1123, Ctfs.(b)(h)	4.00%	03/01/2046	2,850	3,365,224
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	790	864,928
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2048	1,860	2,207,667
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,656,259
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	461	531,692
Series 2021 A, RB	3.25%	08/20/2036	685	776,922
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	782	893,795
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	180	205,668
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,185	1,461,381
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,196,764
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2041	500	591,040
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2043	885	1,056,501
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I); Series 2017 A, RB	5.00%	06/01/2042	950	1,158,377
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,590	1,817,962
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	240	269,492
California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	1,090	1,168,264
Series 2012, RB(c)(i)	5.00%	07/01/2030	1,450	1,554,998
Series 2012, RB(c)(i)	5.00%	07/01/2037	3,195	3,314,267
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	780	879,984
Series 2016 A, RB(c)	5.00%	12/01/2041	1,245	1,430,444
Series 2016 A, RB(c)	5.25%	12/01/2056	950	1,093,511
California Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(d)(e)	5.00%	01/01/2028	1,720	2,151,454
Series 2003 A, RB(b)(d)(e)	5.00%	01/01/2028	3,340	4,176,351
California State University; Series 2020-XM0923, RB(b)	5.00%	11/01/2048	1,960	2,431,731
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	695	625,413
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	730,294
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(c)	4.00%	09/01/2056	790	831,025
Series 2021, RB(c)	4.00%	08/01/2056	475	492,733
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2040	4,685	3,093,166
Series 2009, GO Bonds(g)	0.00%	08/01/2041	4,965	3,174,401
Series 2009, GO Bonds(g)	0.00%	08/01/2042	5,265	3,261,341
Series 2009, GO Bonds(g)	0.00%	08/01/2043	3,460	2,078,408
Series 2009, GO Bonds(g)	0.00%	08/01/2044	4,825	2,806,498
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	1,775	1,518,462
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	1,980	1,655,678
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(d)(e)	5.00%	06/01/2023	$ 3,250	$ 3,480,797
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,295	1,564,639
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,015	1,037,017
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(b)	7.15%	05/15/2044	1,910	2,403,426
Los Angeles (City of), CA Department of Water & Power; Series 2012 A, RB(b)	5.00%	07/01/2043	6,510	6,687,225
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	1,985	1,543,733
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	3,955	3,484,009
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	555	848,808
Series 2009 B, RB	6.50%	11/01/2039	2,090	3,350,537
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,900	2,189,428
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,875	2,634,798
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	4,025	2,983,569
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,590	1,145,800
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2027	4,005	3,758,964
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	5,000	4,277,357
Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	4,000	4,261,965
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	1,420	1,818,589
Series 2021 B, RB(i)	4.00%	07/01/2046	1,105	1,288,490
Series 2021 B, RB(i)	5.00%	07/01/2056	2,290	2,862,010
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, RB(i)	5.00%	05/01/2036	1,110	1,380,537
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	3,300	2,889,589
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	755	896,036
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	590	631,629
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,295	1,106,318
University of California;
Series 2020 BE, Ref. RB	5.00%	05/15/2042	2,800	3,595,430
Series 2021, RB(b)	4.00%	05/15/2047	2,220	2,608,675
Series 2021-XF1212, Revenue Ctfs.(b)	4.00%	05/15/2051	2,420	2,866,320
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	15,570	13,061,019
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	5,725	4,694,663
				173,540,872
Colorado–4.28%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	520,246
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	1,075,976
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(b)(h)	5.00%	08/01/2044	1,185	1,456,702
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,807,139
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(d)(e)	5.00%	06/01/2027	555	677,739
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	2,500	2,753,370
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	537,474
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	540,024
Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032	5,000	5,454,757
Series 2018 A, Ref. RB(b)(i)	5.25%	12/01/2048	4,160	5,095,641
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	472,231
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	725	773,341
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	605	648,815
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	710,147
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	552,505
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	2,710	4,211,785
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	$ 500	$ 512,301
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	490	542,043
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.00%	12/01/2041	1,265	1,259,822
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,950	1,474,584
				31,076,642
District of Columbia–1.64%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	785	787,581
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	602,516
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(i)	4.00%	10/01/2037	2,250	2,709,267
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,930	6,024,938
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,789,975
				11,914,277
Florida–10.05%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	475	543,121
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,000,000)(k)	8.13%	11/15/2041	1,000	1,000,172
Broward (County of), FL;
Series 2012 A, RB(d)(e)	5.00%	10/01/2022	2,145	2,231,014
Series 2013 C, RB(d)(e)	5.25%	10/01/2023	2,500	2,726,406
Series 2015 A, RB(i)	5.00%	10/01/2045	1,010	1,158,855
Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,450	4,146,951
Series 2019 B, RB(i)	4.00%	09/01/2044	790	901,924
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	6.00%	07/01/2045	240	255,938
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2046	1,250	1,313,841
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(b)(h)	5.00%	07/01/2049	2,255	2,789,949
County of Miami-Dade FL Water & Sewer System Revenue; Series 2021-XM0942, Revenue Ctfs.(b)	4.00%	10/01/2046	2,825	3,357,490
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(d)(e)	6.00%	04/01/2023	1,250	1,344,729
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	3,331,325
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	640	698,111
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2039	2,500	2,909,124
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	1,960	2,380,627
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	698,355
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	305,979
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	1,127,699
Series 2020 B-3, RB	3.38%	08/15/2026	395	396,429
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	933,360
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(d)(e)(i)	5.00%	10/01/2022	1,000	1,039,243
Series 2012 B, Ref. RB(d)(e)	5.00%	10/01/2022	1,750	1,820,175
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,170	1,391,502
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2046	3,155	3,670,703
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	2,685	3,112,669
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,650	4,369,220
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,508,446
Orange (County of), FL; Series 2012 B, Ref. RB(b)(d)(e)	5.00%	01/01/2022	7,855	7,885,816
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	935	1,123,884
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	1,405	537,163
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	430	151,488
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	1,675	567,411
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	365	118,868
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	475	514,835
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(d)(e)	5.00%	12/01/2024	$ 1,125	$ 1,279,924
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,084,161
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	946,642
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	544,314
Series 2014 A, RB	5.00%	07/01/2027	500	542,468
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,432,190
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(f)	6.00%	10/01/2029	2,000	2,729,428
				72,921,949
Georgia–2.36%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	3,184,695
Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	2,265	2,641,870
Series 2020, RB(b)(h)	4.00%	07/01/2049	1,575	1,824,712
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	610	741,730
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB (INS - AGM)(f)	4.00%	01/01/2046	1,000	1,149,616
Georgia (State of) Ports Authority; Series 2021, RB	4.00%	07/01/2043	590	713,761
Georgia Ports Authority;
Series 2021, RB(b)	4.00%	07/01/2046	780	937,484
Series 2021, RB(b)	4.00%	07/01/2051	2,370	2,830,842
Main Street Natural Gas, Inc.;
Series 2021 A, RB(e)	4.00%	09/01/2027	1,265	1,462,547
Series 2021 C, RB(e)	4.00%	12/01/2028	1,425	1,682,276
				17,169,533
Hawaii–1.20%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2041	2,600	2,957,825
Series 2015 A, RB(i)	5.00%	07/01/2045	1,545	1,757,630
Series 2018 A, RB(i)	5.00%	07/01/2043	1,530	1,848,729
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(d)	5.50%	07/01/2043	2,000	2,150,508
				8,714,692
Idaho–0.46%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	700	741,302
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	1,034,736
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,580	1,591,964
				3,368,002
Illinois–15.24%
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds(d)	5.13%	01/01/2022	340	341,256
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	706,553
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	441,160
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	354,910
Series 2012 A, GO Bonds	5.00%	01/01/2033	790	792,454
Series 2012, RB	5.00%	01/01/2042	2,030	2,046,107
Series 2014, RB	5.00%	11/01/2044	790	879,669
Series 2014, Ref. RB	5.00%	01/01/2029	1,000	1,105,809
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,553,778
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	2,294,611
Chicago (City of), IL (Midway Airport); Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,125	1,220,552
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	$ 775	$ 865,828
Series 2015 D, RB	5.00%	01/01/2046	540	608,720
Series 2017 D, RB(b)(h)(i)	5.00%	01/01/2042	2,500	2,943,716
Series 2017 D, RB	5.25%	01/01/2042	1,240	1,490,778
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	910	1,067,726
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	773,234
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	950	992,699
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	543,748
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	1,500	2,209,671
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,605	1,889,964
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(d)(e)(h)	5.25%	12/01/2021	8,970	8,970,000
Series 2014, RB	5.00%	12/01/2044	3,070	3,450,312
Chicago Park District; Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2038	1,330	1,547,279
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2032	2,540	2,602,922
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2037	2,540	2,600,834
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(f)	6.00%	11/01/2026	2,000	2,377,794
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,960	2,109,618
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,100,965
Series 2014, GO Bonds	5.00%	05/01/2036	750	823,447
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	300,437
Series 2017 D, GO Bonds	5.00%	11/01/2024	295	331,587
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	5,525,956
Series 2018 A, GO Bonds	6.00%	05/01/2027	725	907,673
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,351,171
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	555	576,568
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,258,611
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(d)(e)	5.00%	09/01/2024	1,300	1,463,704
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	340	340,473
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	55	61,442
Series 2019 A, Ref. RB	5.00%	11/01/2049	525	579,088
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,489,923
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(d)(e)	6.25%	08/15/2023	1,000	1,092,733
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,122,840
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	275	293,367
Series 2017, Ref. RB	5.25%	02/15/2037	190	206,563
Series 2017, Ref. RB	5.25%	02/15/2047	795	859,623
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(d)(e)	5.25%	10/01/2052	3,390	3,614,581
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	2,161,090
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB(d)	5.75%	06/15/2026	8,480	8,813,190
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGM)(f)	5.00%	06/15/2027	3,500	3,837,712
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	10,050	10,541,828
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,350	1,609,000
Regional Transportation Authority; Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,150	2,875,007
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	3,960	4,746,521
				110,666,802
Indiana–1.98%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	511,278
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(d)(e)(i)	5.00%	07/01/2023	$ 500	$ 535,512
Series 2013 A, RB(d)(e)(i)	5.00%	07/01/2023	525	562,288
Series 2013, RB(d)(e)(i)	5.00%	07/01/2023	3,480	3,727,166
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	2,690	2,733,847
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(d)(e)	5.25%	07/01/2023	1,000	1,078,431
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	4,500	4,741,703
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	5.88%	01/01/2024	430	455,923
				14,346,148
Iowa–1.37%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	395	402,885
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,225	1,320,091
Series 2013, Ref. RB(e)	5.25%	12/01/2037	1,160	1,260,655
Series 2019, Ref. RB	3.13%	12/01/2022	280	283,957
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	475	528,980
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2032	900	1,182,515
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,101,133
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,704,127
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	11,005	2,057,420
				9,911,796
Kansas–0.36%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,571,414
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,070,561
				2,641,975
Kentucky–2.41%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(e)(l)	1.45%	02/01/2025	670	675,174
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,810	2,031,987
Series 2015 A, RB	5.00%	01/01/2045	305	341,932
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	1,092,596
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,190	1,435,712
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,860	1,912,586
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(f)(h)	5.00%	09/01/2044	3,640	4,581,259
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,264,426
Warren (County of), KY (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. RB(d)(e)	5.00%	04/01/2023	2,000	2,125,859
				17,461,531
Louisiana–1.53%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, RB(d)(e)	5.25%	06/01/2023	2,000	2,146,990
Series 2013 A, RB(d)(e)	5.25%	06/01/2023	2,000	2,146,990
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	870	936,213
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	635	730,419
New Orleans (City of), LA; Series 2014, Ref. RB(d)	5.00%	12/01/2021	1,000	1,000,000
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(i)	5.00%	01/01/2040	1,000	1,119,136
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	$ 280	$ 281,038
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,465	1,495,683
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,235	1,260,410
				11,116,879
Maryland–1.20%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	1,059,150
Series 2017 A, RB(c)	4.50%	02/15/2047	500	527,166
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,425	1,719,359
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	822,677
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(d)(e)	5.00%	07/01/2024	1,435	1,605,350
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,185	1,539,954
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	723,375
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	184,825
Series 2017 B, RB	5.00%	11/01/2047	520	560,355
				8,742,211
Massachusetts–1.47%
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	3,000	3,767,237
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,550	1,788,825
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	1,000	1,241,589
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(i)	4.00%	07/01/2044	1,000	1,142,643
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,385	2,697,025
				10,637,319
Michigan–2.87%
Academy of Warren; Series 2020 A, Ref.(c)	5.00%	05/01/2035	290	301,975
Detroit Downtown Development Authority; Series 2018 A, RB (INS - AGM)(b)(f)(h)	5.00%	07/01/2038	1,500	1,654,764
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,185	1,287,413
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(b)	5.00%	04/15/2041	2,655	3,108,428
Michigan (State of) Finance Authority; Series 2014 C-1, RB(d)(e)	5.00%	07/01/2022	1,130	1,161,772
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,970,922
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	628,358
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	629,129
Series 2015, RB	5.00%	07/01/2035	1,165	1,334,180
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	160	176,726
Series 2020, Ref. RB	5.00%	06/01/2045	465	506,713
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(d)(e)	5.00%	06/01/2024	2,070	2,310,973
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(d)(h)	5.00%	12/01/2046	3,575	4,311,136
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	595	597,336
Western Michigan University;
Series 2013, Ref. RB(d)(e)	5.25%	11/15/2023	400	438,802
Series 2013, Ref. RB(d)(e)	5.25%	11/15/2023	350	383,951
				20,802,578
Minnesota–0.12%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	456,266
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	430,602
				886,868
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.77%
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB(m)	0.02%	12/01/2039	$ 3,425	$ 3,425,000
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	1,000	1,164,439
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	1,023,924
				5,613,363
Missouri–1.26%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,978,652
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	1,150	1,394,906
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	945	1,144,801
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	513,076
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	396,321
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,466,012
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,975	2,220,484
				9,114,252
Nebraska–0.96%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.00%	09/01/2032	5,500	5,691,434
Series 2017 A, Ref. RB	5.00%	09/01/2042	870	1,284,841
				6,976,275
Nevada–0.29%
Clark (County of), NV Department of Aviation; Series 2013 A, Ref. RB(i)	5.00%	07/01/2028	2,000	2,096,314
New Hampshire–0.38%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,700	2,731,341
New Jersey–5.35%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	2,485	3,039,544
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(f)(h)	5.50%	09/01/2022	3,555	3,693,085
Series 2005, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	2,000	2,264,364
Series 2013, RB(i)	5.00%	07/01/2023	1,750	1,880,200
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	435	451,810
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2039	1,000	1,160,470
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2026	1,000	1,110,387
Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,100,545
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	8,435	7,960,751
Series 2008 A, RB (INS - BAM)(f)(g)	0.00%	12/15/2037	1,920	1,359,869
Series 2014, RB	5.00%	06/15/2030	875	1,089,930
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	1,080,416
Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2029	1,505	1,770,033
Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2030	515	604,418
Series 2018 A, Ref. RN	5.00%	06/15/2031	960	1,123,992
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,740	2,216,919
Subseries 2016 A-1, RN	5.00%	06/15/2028	935	1,101,786
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(i)	5.00%	12/01/2023	2,040	2,131,160
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,370	2,786,970
Series 2018 A, Ref. RB	5.25%	06/01/2046	790	946,236
				38,872,885
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	$ 800	$ 895,473
New York–19.84%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,463,448
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(f)	4.00%	02/15/2047	3,135	3,533,919
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,566,181
Series 2013 B, RB	5.00%	11/15/2038	1,680	1,773,092
Series 2016 A, Ref. RB	5.25%	11/15/2032	595	719,893
Series 2019 A, RB (INS - AGM)(b)(f)	4.00%	11/15/2046	2,550	2,934,851
Series 2020 A-2, RB	4.00%	02/01/2022	1,110	1,116,788
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	570	620,649
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	619,064
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,565,073
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(b)	4.00%	07/01/2050	4,415	5,123,095
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	930	1,133,236
Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,105	3,869,180
New York (City of), NY;
Series 2020-XM0925, GO Bonds(b)	5.00%	08/01/2043	2,205	2,814,037
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,390	1,637,171
Series 2021-XM0937, Ctfs.(b)	4.00%	03/01/2047	2,445	2,871,347
Subseries 2015 F-5, VRD GO Bonds(m)	0.02%	06/01/2044	3,000	3,000,000
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(f)	3.00%	03/01/2049	2,380	2,502,237
New York (City of), NY Municipal Water Finance Authority; Series 2013 DD, RB	5.00%	06/15/2035	2,900	3,104,574
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,535	1,632,257
Series 2020 C-1, RB	4.00%	05/01/2038	1,910	2,291,678
Subseries 2012 E-1, RB(b)	5.00%	02/01/2037	7,155	7,209,664
Subseries 2016 B-1, RB	5.00%	08/01/2040	1,000	1,181,845
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(b)	5.00%	06/15/2045	1,000	1,025,705
Series 2020 GG-1, RB(b)	5.00%	06/15/2048	6,040	7,665,270
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,785,521
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,974,550
New York (State of) Dormitory Authority;
Series 2020-XL0149, Ctfs.(b)	4.00%	03/15/2046	5,000	5,856,207
Series 2021-XM0939, Revenue Ctfs.(b)	4.00%	03/15/2042	4,035	4,805,633
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	1,805	2,363,015
New York (State of) Dormitory Authority (General Purpose); Series 2013 A, RB(d)(e)	5.00%	02/15/2023	2,050	2,168,593
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(f)	5.75%	07/01/2027	880	1,023,459
New York (State of) Mortgage Agency; Series 2021, RB	3.25%	10/01/2051	630	693,365
New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(b)	4.00%	01/01/2050	5,110	5,869,006
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(f)(h)	4.00%	01/01/2050	2,490	2,879,957
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(b)	4.00%	11/01/2045	3,165	3,709,819
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,715,448
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB(b)(h)	5.00%	09/15/2040	5,100	5,163,765
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,770	1,792,178
New York Power Authority; Series 2020-XF0956, Ctfs.(b)	4.00%	11/15/2050	3,500	4,110,239
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	585	700,032
Series 2020, Ref. RB(i)	5.38%	08/01/2036	900	1,135,600
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,545	1,548,620
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,270	1,272,927
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	$ 225	$ 271,384
Series 2018, RB(i)	5.00%	01/01/2033	1,980	2,378,526
Series 2018, RB(i)	5.00%	01/01/2034	955	1,145,591
Series 2018, RB(i)	4.00%	01/01/2036	1,425	1,603,201
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	5.00%	10/01/2040	1,905	2,345,609
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,985	3,299,980
Series 2016 A, RB(i)	5.25%	01/01/2050	1,620	1,799,786
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,515,297
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	395	463,397
Triborough Bridge & Tunnel Authority;
Series 2020-XL0169, Revenue Ctfs.(b)	5.00%	05/15/2051	2,055	2,635,977
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,815	2,328,126
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	630	804,955
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,916,816
				144,050,833
North Carolina–4.72%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB(b)	5.00%	07/01/2047	4,000	4,880,504
Series 2019, RB	4.00%	07/01/2044	640	742,532
Series 2017 A, RB(b)	5.00%	07/01/2042	1,775	2,172,245
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(e)	5.00%	12/01/2028	790	1,008,081
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(m)	0.01%	01/15/2048	7,830	7,830,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(i)	5.00%	12/31/2037	750	828,325
Series 2015, RB(i)	5.00%	06/30/2054	1,115	1,216,888
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(d)(e)	5.00%	06/01/2022	5,110	5,233,201
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(d)(e)	5.00%	10/01/2055	8,820	10,333,862
				34,245,638
North Dakota–0.62%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,040	2,395,322
Series 2017 C, RB	5.00%	06/01/2048	1,815	2,118,367
				4,513,689
Ohio–6.29%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	916,611
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB(d)(e)	5.00%	05/01/2022	1,450	1,479,131
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	1,000	1,108,428
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	566,567
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	445	518,009
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,120	4,661,097
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,065	9,260,364
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,155	1,345,477
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,066,921
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	755	815,762
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,500	2,968,638
Series 2017, Ref. RB	5.50%	02/15/2052	1,555	1,862,311
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,007,722
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(d)(e)	8.00%	07/01/2022	955	996,541
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(d)(e)	5.50%	06/01/2022	3,000	3,079,354
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	$ 1,370	$ 1,494,269
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,585	1,916,321
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,395,954)(c)(k)	6.00%	04/01/2038	1,425	701,160
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(i)	5.00%	12/31/2039	735	823,962
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,370	2,763,350
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	555	634,831
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.00%	02/15/2028	2,500	2,639,801
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,585	2,020,231
				45,646,858
Oklahoma–0.81%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	4,755	5,873,601
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(o)	5.00%	08/01/2052	1,785	26,775
				5,900,376
Oregon–0.62%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	524,065
University of Oregon; Series 2020, RB(b)(h)	5.00%	04/01/2050	3,140	3,961,108
				4,485,173
Pennsylvania–1.87%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	790	881,738
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,197,805
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(e)	4.38%	07/01/2022	850	863,171
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	1,105	1,384,866
Series 2021 A, RB	4.00%	12/01/2043	430	502,942
Series 2021 A, RB	4.00%	12/01/2044	475	554,348
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,010	1,214,573
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	3,595	4,267,927
Series 2021, Ref. RB (INS - AGM)(f)(i)	4.00%	07/01/2041	1,100	1,297,475
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(c)	5.00%	06/15/2040	145	169,879
Series 2020, Ref. RB(c)	5.00%	06/15/2050	270	312,260
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	919,045
				13,566,029
Puerto Rico–5.02%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,255	3,342,114
Series 2002, RB	5.63%	05/15/2043	1,740	1,750,217
Series 2005 A, RB(g)	0.00%	05/15/2050	5,450	884,071
Series 2005 B, RB(g)	0.00%	05/15/2055	2,390	220,876
Series 2008 A, RB(g)	0.00%	05/15/2057	14,090	1,001,564
Series 2008 B, RB(g)	0.00%	05/15/2057	35,570	1,975,344
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	380	384,240
Series 2012 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	07/01/2035	440	443,397
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(d)	5.00%	07/01/2033	170	174,476
Series 2012 A, RB(d)	5.13%	07/01/2037	1,510	1,550,854
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(f)	4.75%	07/01/2033	$ 575	$ 582,816
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,270	1,377,274
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	690	749,902
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	610	666,383
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	630	638,564
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	375,507
Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	671,295
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	725	786,239
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,135	1,231,361
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	1,910	1,931,312
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,355	1,172,212
Series 2018 A-1, RB(g)	0.00%	07/01/2031	330	265,181
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,000	1,497,642
Series 2018 A-1, RB(g)	0.00%	07/01/2046	7,900	2,641,787
Series 2018 A-1, RB(g)	0.00%	07/01/2051	14,505	3,510,829
Series 2018 A-1, RB	4.75%	07/01/2053	1,285	1,456,315
Series 2018 A-1, RB	5.00%	07/01/2058	3,740	4,293,734
Series 2019 A-2, RB	4.33%	07/01/2040	775	869,943
				36,445,449
South Carolina–1.97%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(d)(e)	5.25%	08/01/2023	1,400	1,515,475
South Carolina (State of) Ports Authority;
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	3,005	3,507,440
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	210	245,112
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	1,020	1,190,546
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,120	1,260,583
Series 2021 B, RB	4.00%	12/01/2047	2,260	2,665,141
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	3,595	3,940,198
				14,324,495
South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,504,751
Tennessee–1.61%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,785	2,171,044
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,605	1,916,375
Series 2020, RB	4.00%	12/01/2050	1,605	1,905,888
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(i)	5.00%	07/01/2049	615	761,067
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	1,280	1,383,991
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,500,382
Series 2021 A, RB(e)	5.00%	11/01/2031	1,585	2,051,455
				11,690,202
Texas–14.78%
Alamo Community College District; Series 2012, Ref. GO Bonds(b)	5.00%	08/15/2034	5,105	5,274,078
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,450	1,831,703
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	675	839,116
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,826,509
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2014 A, Ref. RB(i)	5.25%	11/01/2026	2,000	2,180,872
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City or), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	$ 1,185	$ 1,392,808
Grand Parkway Transportation Corp.; Series 2018 A, RB	5.00%	10/01/2048	1,285	1,580,654
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(f)	5.25%	08/15/2031	5,395	7,418,046
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	500	596,505
Series 2021 A, RB(i)	4.00%	07/01/2041	555	594,261
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	575	609,555
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2025	4,650	4,455,663
Katy Independent School District; Series 2021 D, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	1,000	1,080,509
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(e)	5.50%	08/15/2024	1,205	1,365,484
Lower Colorado River Authority;
Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,106
Series 2012 A, Ref. RB(d)	5.00%	05/15/2030	2,125	2,170,719
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,935	3,087,303
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	224,817
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,402,263
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	658,144
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,412,812
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,900	2,075,700
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(d)(e)	5.00%	04/01/2024	1,000	1,099,164
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(c)	10.00%	12/01/2025	250	273,899
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,040,499
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,380	2,634,738
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	18,900	17,443,106
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,740	3,216,847
San Antonio (City of), TX;
Series 2013, RB(d)(e)	5.00%	02/01/2023	2,495	2,634,373
Series 2021 A, RB	5.00%	02/01/2049	1,265	1,599,821
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	1,230	1,469,789
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,260	3,848,657
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,735	1,866,305
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,615,284
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,781,595)(k)(o)	6.38%	02/15/2048	1,765	1,235,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	94,375
Series 2020, Ref. RB	6.75%	11/15/2051	80	94,007
Series 2020, Ref. RB	6.88%	11/15/2055	80	94,346
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,604,222
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	675	749,121
Texas (State of) (College Student Loan); Series 2017, GO Bonds(i)	3.00%	08/01/2034	1,000	1,086,438
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,555	1,819,268
Series 2019, RB(g)	0.00%	08/01/2041	2,000	930,955
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,170	1,828,420
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	970	533,214
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,675	4,111,921
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,455	3,985,993
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,050	1,170,514
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	$ 1,300	$ 1,447,043
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,240	2,692,855
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,015
				107,308,316
Utah–1.63%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	514,317
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	490,914
Salt Lake City (City of), UT;
Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,490	2,973,762
Series 2018 A, RB(i)	5.00%	07/01/2048	1,230	1,477,188
Series 2018 A, RB(i)	5.25%	07/01/2048	1,635	1,991,148
Series 2021 A, RB(i)	5.00%	07/01/2051	3,475	4,371,836
				11,819,165
Virgin Islands–0.22%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	520	521,353
Series 2010 A, RB	5.00%	10/01/2029	1,105	1,107,875
				1,629,228
Virginia–1.81%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,190	1,835,596
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $300,000)(k)	5.00%	09/01/2050	300	273,346
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(i)	6.00%	01/01/2037	805	830,967
Series 2012, RB(i)	5.50%	01/01/2042	2,930	3,013,413
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(i)	5.00%	07/01/2034	3,780	3,794,373
Series 2012, RB(i)	5.00%	01/01/2040	1,905	1,912,118
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	405	483,830
Series 2017, RB(i)	5.00%	12/31/2052	855	1,017,111
				13,160,754
Washington–2.58%
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,189,387
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	2,865	3,336,311
Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,770	2,189,109
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,105	1,338,261
Series 2018, RB(b)(h)	5.00%	07/01/2048	3,955	4,760,725
Series 2018, RB	5.00%	07/01/2048	790	942,804
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	3,440	4,228,740
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	429,214
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	350,929
				18,765,480
West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	795	934,128
Wisconsin–4.58%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)	6.75%	08/01/2031	865	923,733
Series 2017, RB(c)	6.75%	12/01/2042	2,015	2,200,137
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(b)(h)	5.00%	03/01/2046	$ 3,375	$ 3,918,668
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	676,304
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	6,025	1,748,441
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	23,275	5,366,938
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance);
Series 2013, RB	4.00%	11/15/2043	2,250	2,633,588
Series 2013, Ref. RB	4.00%	11/15/2043	1,160	1,348,062
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,640	3,064,855
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,574,083
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,138,072
Series 2014, RB	5.13%	05/01/2029	1,000	1,029,467
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(c)	6.13%	02/01/2050	400	439,033
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	478,207
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,892,783
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,883,791
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	905,740
				33,221,902
Wyoming–0.34%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(d)(e)	5.00%	01/01/2047	2,020	2,452,467
TOTAL INVESTMENTS IN SECURITIES(p)–157.28% (Cost $1,033,607,411)					1,141,718,764
FLOATING RATE NOTE OBLIGATIONS–(23.85)%
Notes with interest and fee rates ranging from 0.57% to 0.77% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(173,140,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.22)%					(233,861,360)
OTHER ASSETS LESS LIABILITIES–(1.21)%					(8,790,367)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$725,927,037
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $44,937,498, which represented 6.19% of the Trust’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $53,622,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Restricted security. The aggregate value of these securities at November 30, 2021 was $3,210,178, which represented less than 1% of the Trust’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(n)	Security subject to crossover refunding.
(o)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $1,262,275, which represented less than 1% of the Trust’s Net Assets.
(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.17%

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $279,571,967 are held by TOB Trusts and serve as collateral for the $173,140,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Quality Municipal Income Trust